Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Percentage of Loan Portfolio Concentrated in Loans Secured by Real Estate.		88.00%
Discounted Percentage to Account for Selling and Marketing Costs		10.00%
Open Tax Year		2018 2017 2016 2015
Probability of Uncertain Tax Positions of Being Realized upon Settlement, Minimum		50.00%
Cash Surrender Value of Life Insurance	$ 17,088,693	$ 17,597,639
Reclassification from AOCI to Retained Earnings Due to Stranded Tax Effects from the TCJ Act [Member]
Current Period Reclassification Adjustment	$ 1,068,295